Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended March 31, 2022, 2023, 2024, 2025 and 2026, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year (a)(1)	Summary Compensation Table Total for PEO (b)(2)	Compensation Actually Paid to PEO (c)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(2)	Average Compensation Actually Paid to Non-PEO NEOs (e)(4)	Total Stockholder Return (f)(5)	Peer Group Total Stockholder Return (g)(6)	Net Income ($M) (h)(7)	Revenues ($M) (i)(8)

2025	$7,529,025	$17,511,734	$3,786,881	$8,380,991	$178.53	$274.77	$133,809	$299,155

2024	$6,015,053	$7,583,808	$2,896,750	$3,603,891	$95.68	$137.90	$6,033	$222,818

2023	$3,297,209	$7,724,540	$1,547,692	$3,489,796	$71.26	$122.91	($11,111)	$145,639

2022	$1,941,776	$1,058,766	$991,545	$684,643	$25.90	$103.98	($35,041)	$105,984

2021	$1,926,058	($1,917,216)	$900,796	($715,679)	$40.14	$99.54	($19,193)	$108,435

(1)
Daniel P. McGahn served as our PEO for the entirety of fiscal 2025, fiscal 2024, fiscal 2023, fiscal 2022 and fiscal 2021. John W. Kosiba, Jr., served as our only non-PEO
NEO for the entirety of fiscal 2025, fiscal 2024, fiscal 2023, fiscal 2022 and fiscal 2021.

(2)
Amounts reported in these columns represent (i) the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEO, Mr. McGahn, and (ii) the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year for our non-PEO
NEO, Mr. Kosiba.

(3)
This figure represents compensation actually paid for our CEO, Mr. McGahn. Compensation actually paid is determined under SEC rules and represents an amount derived from the starting point of the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted under the methodology prescribed under the relevant rules as shown in the adjustment table below. The amounts shown do not reflect the value of vested compensation actually received by Mr. McGahn during the applicable fiscal year.

	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025

Summary Compensation Table Total	$1,926,058	$1,941,776	$3,297,209	$6,015,053	$7,529,025

Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,107,000)	($1,130,000)	($1,697,500)	($4,248,000)	($5,644,800)

Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$570,750	$1,227,500	$3,377,500	$3,265,200	$8,124,000

Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($3,650,920)	($283,500)	$2,333,756	$1,852,005	$5,393,777

Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$452,538	$0	$0	$0	$0

Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($108,641)	($697,010)	$413,575	$699,550	$2,109,732

Compensation Actually Paid	($1,917,216)	$1,058,766	$7,724,540	$7,583,808	$17,511,734

(4)
This figure is the compensation actually paid for our
non-PEO
NEO, Mr. Kosiba. Compensation actually paid is determined under SEC rules and represents an amount derived from the starting point of the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted under the methodology prescribed under the SEC’s rules as shown in the table below. The amounts shown do not reflect the value of vested compensation actually received by Mr. Kosiba during the applicable fiscal year.

	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025

Summary Compensation Table Total	$900,796	$991,545	$1,547,692	$2,896,750	$3,786,881

Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($442,800)	($510,000)	($712,950)	($1,985,400)	($2,822,400)

Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$228,300	$613,750	$1,418,550	$1,632,600	$4,062,000

Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,492,514)	($142,198)	1,048,168	$768,580	$2,466,470

Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$151,557	$0	$0	$0	$0

Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($61,018)	($268,454)	$188,336	$291,361	$888,040

Compensation Actually Paid	($715,679)	$684,643	$3,489,796	$3,603,891	$8,380,991

(5)
Total Stockholder Return (TSR) is cumulative for the measurement periods beginning on March 31, 2021 and ending on March 31 of each of 2026, 2025, 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.

(6)	The peer group used is the Nasdaq Electronic Component and Equipment Index (the “Peer Group”), as used by our company for purposes of compliance with Item 201(e) of Regulation S-K.

(7)	The dollar amounts reported are our company’s net loss reflected in our company’s audited financial statements.

(8)
In our company’s assessment, revenue is the financial performance measure that is the most important financial performance measure used by the company in fiscal 2026 to link compensation actually paid to performance.

Company Selected Measure Name	Revenues
Named Executive Officers, Footnote
(2)
Amounts reported in these columns represent (i) the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEO, Mr. McGahn, and (ii) the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year for our non-PEO
NEO, Mr. Kosiba.

Peer Group Issuers, Footnote	The peer group used is the Nasdaq Electronic Component and Equipment Index (the “Peer Group”), as used by our company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount		$ 7,529,025	$ 6,015,053	$ 3,297,209	$ 1,941,776	$ 1,926,058
PEO Actually Paid Compensation Amount		17,511,734	7,583,808	7,724,540	1,058,766	(1,917,216)
Adjustment To PEO Compensation, Footnote
(3)
This figure represents compensation actually paid for our CEO, Mr. McGahn. Compensation actually paid is determined under SEC rules and represents an amount derived from the starting point of the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted under the methodology prescribed under the relevant rules as shown in the adjustment table below. The amounts shown do not reflect the value of vested compensation actually received by Mr. McGahn during the applicable fiscal year.

	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025

Summary Compensation Table Total	$1,926,058	$1,941,776	$3,297,209	$6,015,053	$7,529,025

Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,107,000)	($1,130,000)	($1,697,500)	($4,248,000)	($5,644,800)

Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$570,750	$1,227,500	$3,377,500	$3,265,200	$8,124,000

Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($3,650,920)	($283,500)	$2,333,756	$1,852,005	$5,393,777

Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$452,538	$0	$0	$0	$0

Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($108,641)	($697,010)	$413,575	$699,550	$2,109,732

Compensation Actually Paid	($1,917,216)	$1,058,766	$7,724,540	$7,583,808	$17,511,734

Non-PEO NEO Average Total Compensation Amount		3,786,881	2,896,750	1,547,692	991,545	900,796
Non-PEO NEO Average Compensation Actually Paid Amount		8,380,991	3,603,891	3,489,796	684,643	(715,679)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
This figure is the compensation actually paid for our
non-PEO
NEO, Mr. Kosiba. Compensation actually paid is determined under SEC rules and represents an amount derived from the starting point of the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted under the methodology prescribed under the SEC’s rules as shown in the table below. The amounts shown do not reflect the value of vested compensation actually received by Mr. Kosiba during the applicable fiscal year.

	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025

Summary Compensation Table Total	$900,796	$991,545	$1,547,692	$2,896,750	$3,786,881

Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($442,800)	($510,000)	($712,950)	($1,985,400)	($2,822,400)

Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$228,300	$613,750	$1,418,550	$1,632,600	$4,062,000

Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($1,492,514)	($142,198)	1,048,168	$768,580	$2,466,470

Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$151,557	$0	$0	$0	$0

Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($61,018)	($268,454)	$188,336	$291,361	$888,040

Compensation Actually Paid	($715,679)	$684,643	$3,489,796	$3,603,891	$8,380,991

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR . The graph below illustrates the relationship between our TSR, the Peer Group TSR, and CAP for the PEO and our Non-PEO NEO.
Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income . The graph below reflects the relationship between our PEO and our Non-PEO NEO CAP and our Net Income.
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Revenue (our company-selected measure) . The graph below reflects the relationship between our PEO and Non-PEO NEO CAP and our company’s revenue.
Total Shareholder Return Vs Peer Group	Relationship between CAP and TSR . The graph below illustrates the relationship between our TSR, the Peer Group TSR, and CAP for the PEO and our Non-PEO NEO.
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP
. The following is a list of performance measures, which in our assessment represent the most important performance measures used by our company to link company performance to compensation actually paid to our named executive officers for fiscal 2025. Each metric below is used for purposes of determining payouts under either our executive incentive cash bonus plan or vesting of our performance-based restricted stock. Please see our “Compensation Discussion and Analysis” section above for a further description of these metrics and how they are used in our company’s executive compensation program.

Revenue

Non-GAAP net income

Operating expenses

Total Shareholder Return Amount		178.53	95.68	71.26	25.9	40.14
Peer Group Total Shareholder Return Amount		274.77	137.9	122.91	103.98	99.54
Net Income (Loss)		$ (133,809,000,000)	$ 6,033,000,000	$ (11,111,000,000)	$ (35,041,000,000)	$ (19,193,000,000)
Company Selected Measure Amount		299,155,000,000	222,818,000,000	145,639,000,000	105,984,000,000	108,435,000,000
PEO Name		Daniel P. McGahn	Daniel P. McGahn	Daniel P. McGahn	Daniel P. McGahn	Daniel P. McGahn
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP net income
Measure:: 3
Pay vs Performance Disclosure
Name	Operating expenses
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 8,124,000	$ 3,265,200	$ 3,377,500	$ 1,227,500	$ 570,750
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,393,777	1,852,005	2,333,756	(283,500)	(3,650,920)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	452,538
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,109,732	699,550	413,575	(697,010)	(108,641)
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,644,800)	(4,248,000)	(1,697,500)	(1,130,000)	(1,107,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,062,000	1,632,600	1,418,550	613,750	228,300
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,466,470	768,580	1,048,168	(142,198)	(1,492,514)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	151,557
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		888,040	291,361	188,336	(268,454)	(61,018)
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,822,400)	$ (1,985,400)	$ (712,950)	$ (510,000)	$ (442,800)